Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Ordinary shares	Subscription receivable	Additional Paid-in Capital	Accumulated deficit	Accumulated other comprehensive income/(loss)	Total attributable to the shareholders of the Company	Non- controlling interests	Total
Balance at Dec. 31, 2020	$ 5,600		$ 57,821	$ (1,049,678)	$ 4,704	$ (981,553)	$ (2,576)	$ (984,129)
Balance (in Shares) at Dec. 31, 2020	560,000
Net income (loss)				(533)		(533)	(137,999)	(138,532)
Foreign currency translation adjustment					6,148	6,148	1,603	7,751
Directors’ remuneration			200,000			200,000		200,000
Balance at Dec. 31, 2021	$ 5,600		257,821	(1,050,211)	10,852	(775,938)	(138,972)	(914,910)
Balance (in Shares) at Dec. 31, 2021	560,000
Net income (loss)				458,667		458,667	(322,820)	135,847
Foreign currency translation adjustment					(1,282)	(1,282)	(638)	(1,920)
Directors’ remuneration			240,000			240,000		240,000
Issuance of shares	$ 418	(319,872)	961,120			641,666		641,666
Issuance of shares (in Shares)	41,830
Balance at Dec. 31, 2022	$ 6,018	(319,872)	1,458,941	(591,544)	9,570	563,113	(462,430)	$ 100,683
Balance (in Shares) at Dec. 31, 2022	601,830							601,830
Net income (loss)				(205,432)		(205,432)	(65,476)	$ (270,908)
Foreign currency translation adjustment					27,732	27,732	9,538	37,270
Subscription receivables		192,308				192,308		192,308
Balance at Sep. 30, 2023	$ 6,018	(127,564)	1,458,941	(796,976)	37,302	(577,721)	(518,368)	(59,353)
Balance (in Shares) at Sep. 30, 2023	601,830
Balance at Dec. 31, 2022	$ 6,018	(319,872)	1,458,941	(591,544)	9,570	563,113	(462,430)	$ 100,683
Balance (in Shares) at Dec. 31, 2022	601,830							601,830
Net income (loss)				130,193		130,193	(21,775)	$ 108,418
Foreign currency translation adjustment					(16,858)	(16,858)	(5,846)	(22,704)
Subscription receivables		219,628				219,628		219,628
Issuance of shares	$ 963	(2,866,856)	2,865,893
Issuance of shares (in Shares)	96,293
Balance at Dec. 31, 2023	$ 6,981	(2,967,100)	4,324,834	(461,351)	(7,288)	896,076	(490,051)	$ 406,025
Balance (in Shares) at Dec. 31, 2023	698,123							698,123
Net income (loss)				(416,400)		(416,400)	(1,723)	$ (418,123)
Foreign currency translation adjustment					13,879	13,879		13,879
Business combination	(6,981)	2,967,100	(2,909,834)	(7,125,525)	(3,221)	(7,078,461)	1,498	(7,076,963)
Balance at Sep. 30, 2024			$ 1,415,000	$ (8,003,276)	$ 3,370	$ (6,584,906)	$ (490,276)	$ (7,075,182)
Balance (in Shares) at Sep. 30, 2024	10,149,386							10,149,386